united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/15

Item 1. Reports to Stockholders.

Semi-Annual Report
March 31, 2015

Investor Information: 1-855-525-2151

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of The Covered Bridge Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC Member FINRA

Dear Fellow Shareholders:

While the domestic equity markets gained ground over the previous six months, sector selection played a pivotal role in performance. For the six months ended March 31, 2015, the Covered Bridge Fund was down 0.54% in comparison to the S&P 500 which was up 5.93%. While covered call writing in the fund performed as expected, the fund was negatively impacted by both oil prices and the strong dollar which exceeded option premium income received.

The first factor and most impactful was the fund’s positions in the Energy Sector. This sector offers attractive dividend yields and was a sector that we overweighted relative to the S&P 500. As oil prices collapsed from above $90 per barrel in September of 2014 to below $50 per barrel in March of this year, energy stocks significantly underperformed. Subsequently, this had a negative impact on the fund’s performance. Based on our opinion that the substantial decline in the price of oil is now behind us we await a recovery in the valuations of our holdings during the remainder of 2015. We will continue to monitor the situation closely and adjust accordingly if our outlook changes.

Underperformance of securities in the Basic Material Sector was the second factor affecting the fund’s performance during the six months ended March 31, 2015. The strong dollar and a slowdown in demand from overseas economies, particularly China created this decline. We expect this sector to stabilize as we head into the second half of this year and anticipate maintaining our security positions. Our long term investment outlook continues to favor a strengthening global economy. We believe the Materials and Energy Sectors should prove to be strategic long term investments.

The Covered Bridge Fund found success in overweighting the Consumer Staple and Financial Sectors. These sectors outperformed the market and the fund was able to participate in this appreciation to a greater degree by sound securities selection in both sectors.

After a strong year in 2014, we expect equity market volatility to continue and produce more modest returns as we move through 2015. We believe this will be an advantageous environment for the Covered Bridge Fund as an increase in volatility will potentially lead to higher option prices and, in turn, should produce a solid income stream generated from call premiums. We will likely keep our option strike prices close to current equity prices in this environment seeking both price protection and income generation.

We will continue to focus our stock selection on above average dividend paying securities to meet our goal of producing income through dividends and option premiums. Thank you for being a Covered Bridge Fund Shareholder.

Regards,

John Schonberg & Michael Dashner

*Past performance is no guarantee of future results. Investment return and principal value will vary. Investors’ shares when redeemed may be worth more or less than original cost. Returns do not reflect the deduction of taxes a shareholder would pay on distributions or redemption of fund shares. The Covered Bridge Fund made a ($1.05 A share, $1.06 I share) distribution of dividend income, option premiums, and capital gains during the period under review. The Fund’s prospectus contains more complete information, including fees, expenses and risks involved in investing in newly public companies and should be read carefully before investing. The S&P 500 is a widely recognized index of common prices. An investment cannot be made directly in an index.

Important Definitions: The S&P 500® Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Volatility: A statistical measure of the dispersion of returns for a given security or market index. Volatility can either be measured by using the standard deviation or variance between returns from that same security or market index. Commonly, the higher the volatility, the riskier the security. Covered Call: An options strategy whereby an investor holds a long position in an asset and writes (sells) call options on that same asset in an attempt to generate increased income from the asset. This is often employed when an investor has a short-term neutral view on the asset and for this reason holds the asset long and simultaneously has a short position via the option to generate income from the option premium. Out of the money: A call option with a strike price that is higher than the market price of the underlying asset, or a put option with a strike price that is lower than the market price of the underlying asset. An out of the money option has no intrinsic value, but only possesses extrinsic or time value. As a result, the value of an out of the money option erodes quickly with time as it gets closer to expiry. If it still out of the money at expiry, the option will expire worthless. Call Premium: The dollar amount over the par value of a callable fixed-income debt security that is given to holders when the security is called by the issuer. Dividend yield: A financial ratio that shows how much a company pays out in dividends each year relative

1

to its share price. In the absence of any capital gains, the dividend yield is the return on investment for a stock. Strike price: The price at which a specific derivative contract can be exercised. Strike prices is mostly used to describe stock and index options, in which strike prices are fixed in the contract. For call options, the strike price is where the security can be bought (up to the expiration date), while for put options the strike price is the price at which shares can be sold. 1194-NLD-5/14/2015

2

The Covered Bridge Fund
Portfolio Review (Unaudited)
March 31, 2015

The Fund’s performance figures* for the periods ending March 31, 2015, compared to its benchmark:

	Six	One	Since
	Months	Year	Inception*
The Covered Bridge Fund
Class A without load	(0.54)%	3.10%	7.84%
Class A with load	(5.76)%	(2.31)%	4.05%
Class I	(0.43)%	3.33%	8.13%
S&P 500 Total Return Index **	5.93%	12.73%	16.60%

*	The Fund’s inception date was October 1, 2013.

**	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until January 31, 2016, to ensure that the net annual fund operating expenses (excluding certain expenses) will not exceed 1.90% and 1.65%, respectively for Class A and Class I, subject to possible recoupment from the Fund in future years. The Fund’s total gross annual operating expenses, per its prospectus dated February 1, 2015, including underlying funds, are 2.70% for Class A and 2.45% for Class I. Class A shares are subject to a maximum sales charge imposed on purchases of 5.25%. Class A and Class I shares are subject to a redemption fee of 1.00% of the amount redeemed if held less than 90 days. The above performance figures do not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares. For performance information current to the most recent month-end, please call 1-855-525-2151.

3

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015
Shares		Value

	COMMON STOCK - 94.6%
	AEROSPACE/DEFENSE - 1.1%
2,000	Boeing Co.	$300,160

	AGRICULTURE - 1.3%
5,000	Philip Morris International, Inc. ^	376,650

	AUTO MANUFACTURERS - 0.5%
4,000	General Motors Co. ^	150,000

	BANKS - 6.3%
4,000	BB&T Corp. ^	155,960
3,000	Deutsche Bank AG	104,190
12,000	JPMorgan Chase & Co. ^	726,960
14,000	US Bancorp ^	611,380
3,300	Wells Fargo & Co. ^	179,520
		1,778,010
	BEVERAGES - 2.0%
14,000	Coca-Cola Co. ^	567,700

	CHEMICALS - 0.8%
1,800	Du Pont (EI) De Nemours & Co. ^	128,646
3,000	Potash Corp. of Saskatchewan, Inc. ^	96,750
		225,396
	COMPUTERS - 9.5%
1,500	Accenture PLC ^	140,535
12,000	Apple, Inc. ^	1,493,160
4,000	International Business Machines Corp. ^	642,000
8,000	Seagate Technology PLC	416,240
		2,691,935
	COSMETICS/PERSONAL CARE - 2.9%
10,000	Procter & Gamble Co. ^	819,400

	DIVERSIFIED FINANCIAL SERVICES- 1.0%
800	BlackRock, Inc. - Cl. A ^	292,672

	ELECTRIC - 6.9%
6,000	Dominion Resources, Inc. ^	425,220
8,000	Duke Energy Corp. ^	614,240
18,000	Exelon Corp. ^	604,980
3,000	NextEra Energy, Inc. ^	312,150
		1,956,590
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.0%
10,000	Emerson Electric Co. ^	566,200

See accompanying notes to financial statements.

4

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015 (Continued)
Shares		Value

	ELECTRONICS - 1.7%
12,000	Corning, Inc. ^	$272,160
2,000	Honeywell International, Inc. ^	208,620
		480,780
	FOOD - 7.4%
8,000	General Mills, Inc. ^	452,800
9,500	Kraft Foods Group, Inc. ^	827,593
12,000	Mondelez International, Inc. - Cl. A ^	433,080
10,000	Sysco Corp. ^	377,300
		2,090,773
	HEALTHCARE PRODUCTS - 1.4%
6,000	Baxter International, Inc. ^	411,000

	INSURANCE - 2.9%
8,000	Aflac, Inc. ^	512,080
4,000	Prudential Financial, Inc. ^	321,240
		833,320
	IRON/STEEL - 0.8%
40,000	Vale SA - ADR ^	226,000

	LODGING - 0.8%
1,800	Wynn Resorts, Ltd. ^	226,584

	MACHINERY-CONSTRUCTION & MINING - 1.7%
4,100	ABB Ltd. - ADR ^	86,797
5,000	Caterpillar, Inc. ^	400,150
		486,947
	MEDIA - 2.6%
14,000	Cablevision Systems Corp. - Cl. A ^	256,200
8,000	CBS Corp. - Cl. B ^	485,040
		741,240
	MINING - 1.9%
7,200	BHP Billiton Ltd. - ADR ^	334,584
10,000	Freeport-McMoRan Copper & Gold, Inc. ^	189,500
		524,084
	MISCELLANEOUS MANUFACTURING - 2.6%
30,000	General Electric Co. ^	744,300

	OIL & GAS - 8.9%
8,500	BP PLC - ADR ^	332,435
5,000	Chevron Corp. ^	524,900
12,000	Ensco PLC - Cl. A ^	252,840
8,500	Exxon Mobil Corp. ^	722,500
5,400	Occidental Petroleum Corp. ^	394,200

See accompanying notes to financial statements.

5

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015 (Continued)
Shares		Value

	OIL & GAS (Continued) - 8.9%
12,000	Transocean Ltd.	$176,040
2,000	Valero Energy Corp. ^	127,240
		2,530,155
	PHARMACEUTICALS - 9.7%
2,300	Abbott Laboratories ^	106,559
10,000	AbbVie, Inc. ^	585,400
5,000	Bristol-Myers Squibb Co. ^	322,500
3,000	Eli Lilly & Co. ^	217,950
6,000	Johnson & Johnson ^	603,600
10,000	Merck & Co., Inc. ^	574,800
10,000	Pfizer, Inc. ^	347,900
		2,758,709
	REITS - 2.0%
1,700	Crown Castle International Corp. ^	140,317
9,000	HCP, Inc. ^	388,890
		529,207
	RETAIL - 3.4%
7,000	McDonald’s Corp. ^	682,080
3,600	Wal-Mart Stores, Inc. ^	296,100
		978,180
	SEMICONDUCTORS - 3.4%
18,000	Intel Corp. ^	562,860
6,000	QUALCOMM, Inc.	416,040
		978,900
	SOFTWARE - 3.3%
16,000	Microsoft Corp. ^	650,480
6,000	Paychex, Inc.	297,690
		948,170
	TELECOMMUNICATIONS - 5.4%
24,000	AT&T, Inc. ^	783,600
10,000	Cisco Systems, Inc.	275,250
10,000	Verizon Communications, Inc. ^	486,300
		1,545,150
	TOYS/GAMES/HOBBIES - 0.4%
4,500	Mattel, Inc. ^	102,825

	TOTAL COMMON STOCK	26,861,037
	(Cost - $29,286,890)

	SHORT-TERM INVESTMENT - 6.1%
	MONEY MARKET FUND - 6.1%
1,737,331	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 0.04% +	1,737,331
	TOTAL SHORT-TERM INVESTMENT
	(Cost - $1,737,331)

See accompanying notes to financial statements.

6

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015 (Continued)
Shares		Value

	TOTAL INVESTMENTS - 100.7% (Cost - $31,024,221) (a)	$28,598,368
	CALL OPTIONS WRITTEN (Premiums Recieved - $193,855) - (0.9)%	(271,878)
	OTHER ASSETS LESS LIABILITIES - 0.2%	62,253
	NET ASSETS - 100.0%	$28,388,743

Contracts **

	CALL OPTIONS WRITTEN - (0.9)%
41	ABB Ltd. - ADR	1,640
	Expiration April 2015, Exercise Price $21.00
23	Abbott Laboratories	253
	Expiration April 2015, Exercise Price $48.00
50	AbbVie, Inc.	350
	Expiration April 2015, Exercise Price $62.50
15	Accenture PLC	3,000
	Expiration April 2015, Exercise Price $92.50
40	Aflac, Inc.	1,400
	Expiration April 2015, Exercise Price $65.00
30	Apple, Inc.	7,230
	Expiration April 2015, Exercise Price $125.00
30	Apple, Inc.	2,100
	Expiration April 2015, Exercise Price $130.00
120	AT&T, Inc.	840
	Expiration April 2015, Exercise Price $34.00
30	Baxter International, Inc.	4,500
	Expiration April 2015, Exercise Price $67.50
30	BB&T Corp.	510
	Expiration April 2015, Exercise Price $40.00
30	BHP Billiton Ltd. - ADR	510
	Expiration April 2015, Exercise Price $50.00
4	Blackrock, Inc. - Cl. A	700
	Expiration April 2015, Exercise Price $380.00
40	BP PLC - ADR	600
	Expiration April 2015, Exercise Price $41.00
25	Bristol-Myers Squibb Co.	575
	Expiration April 2015, Exercise Price $67.50
70	Cablevision Systems Corp. - Cl. A	700
	Expiration April 2015, Exercise Price $19.00
25	Caterpillar, Inc.	875
	Expiration April 2015, Exercise Price $82.50
40	CBS Corp. - Cl. B	960
	Expiration April 2015, Exercise Price $65.00
10	Chevron Corp.	1,740
	Expiration April 2015, Exercise Price $105.00

See accompanying notes to financial statements.

7

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015 (Continued)
Contracts **		Value

	CALL OPTIONS WRITTEN (Continued) - (0.9)%
60	Coca-Cola Co.	$1,980
	Expiration April 2015, Exercise Price $41.00
60	Corning, Inc.	480
	Expiration April 2015, Exercise Price $24.00
17	Crown Castle International Corp.	187
	Expiration April 2015, Exercise Price $87.50
30	Dominion Resources, Inc.	1,170
	Expiration April 2015, Exercise Price $72.50
30	Duke Energy Corp.	1,950
	Expiration April 2015, Exercise Price $77.50
9	Du Pont (EI) De Nemours & Co.	144
	Expiration April 2015, Exercise Price $75.00
15	Eli Lilly & Co.	225
	Expiration April 2015, Exercise Price $77.50
50	Emerson Electric Co.	3,000
	Expiration April 2015, Exercise Price $57.50
60	Ensco PLC - Cl. A	3,000
	Expiration April 2015, Exercise Price $22.00
90	Exelon Corp.	5,850
	Expiration April 2015, Exercise Price $34.00
40	Exxon Mobil Corp.	5,000
	Expiration April 2015, Exercise Price $85.00
30	Freeport-McMoran Copper & Gold, Inc.	870
	Expiration April 2015, Exercise Price $20.00
100	General Electric Co.	3,400
	Expiration April 2015, Exercise Price $25.00
40	General Mills, Inc.	16,520
	Expiration April 2015, Exercise Price $52.50
20	General Motors, Co.	460
	Expiration April 2015, Exercise Price $39.00
30	HCP, Inc.	12,000
	Expiration April 2015, Exercise Price $40.00
10	Honeywell International, Inc.	1,540
	Expiration April 2015, Exercise Price $105.00
90	Intel Corp.	5,940
	Expiration April 2015, Exercise Price $32.00
10	International Business Machines Corp.	910
	Expiration April 2015, Exercise Price $165.00
10	Johnson & Johnson	1,950
	Expiration April 2015, Exercise Price $100.00
20	Johnson & Johnson	400
	Expiration April 2015, Exercise Price $105.00
60	J.P. Morgan Chase & Co.	1,800
	Expiration April 2015, Exercise Price $62.50

See accompanying notes to financial statements.

8

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015 (Continued)
Contracts **		Value

	CALL OPTIONS WRITTEN (Continued) - (0.9)%
55	Kraft Foods Group, Inc.	$135,850
	Expiration April 2015, Exercise Price $62.50
20	Mattel, Inc.	700
	Expiration April 2015, Exercise Price $24.00
20	McDonalds Corp.	1,120
	Expiration April 2015, Exercise Price $100.00
15	McDonalds Corp.	2,220
	Expiration April 2015, Exercise Price $97.50
50	Merck & Co., Inc.	4,600
	Expiration April 2015, Exercise Price $57.50
80	Microsoft Corp.	560
	Expiration April 2015, Exercise Price $43.00
60	Mondelez International, Inc. - Cl. A	8,160
	Expiration April 2015, Exercise Price $35.00
15	Nextera Energy, Inc.	1,988
	Expiration April 2015, Exercise Price $105.00
14	Occidental Petroleum Corp.	742
	Expiration April 2015, Exercise Price $75.00
50	Pfizer, Inc.	5,450
	Expiration April 2015, Exercise Price $34.00
25	Philip Morris International, Inc.	250
	Expiration April 2015, Exercise Price $80.00
30	Potash Corp. Saskatchewan, Inc.	720
	Expiration April 2015, Exercise Price $33.00
30	Procter & Gamble Co.	2,220
	Expiration April 2015, Exercise Price $82.50
20	Prudential Financial, Inc.	1,800
	Expiration April 2015, Exercise Price $82.50
50	Sysco Corp.	1,000
	Expiration April 2015, Exercise Price $39.00
70	US Bancorp	1,120
	Expiration April 2015, Exercise Price $45.00
100	Vale SA - ADR	1,000
	Expiration April 2015, Exercise Price $6.00
20	Valero Energy Corp.	1,880
	Expiration April 2015, Exercise Price $65.00
40	Verizon Communications, Inc.	200
	Expiration April 2015, Exercise Price $50.00
18	Wal-Mart Stores, Inc.	2,196
	Expiration April 2015, Exercise Price $82.50
15	Wells Fargo & Co.	105
	Expiration April 2015, Exercise Price $57.50
9	Wynn Resorts, Ltd.	738
	Expiration April 2015, Exercise Price $135.00
	TOTAL CALL OPTIONS WRITTEN	271,878
	(Premiums Recieved - $193,855)

See accompanying notes to financial statements.

9

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015 (Continued)

ADR - American Depositary Receipt

REITS - Real Estate Investment Trusts

+	Variable rate security - interest rate is as of March 31, 2015.

^	Each security is subject to written call options.

**	Each call option contract allows the holder of the option to purchase 100 shares of the underlying stock.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including options written, is $30,831,820 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$563,064
Unrealized depreciation	(3,068,394)
Net unrealized depreciation	$(2,505,330)

Portfolio Composition as of March 31, 2015 (Unaudited)

Breakdown by Sector (Unaudited)		Breakdown by Country (Unaudited)
	Percent of Net		Percent of Net
	Assets		Assets
Common Stock	94.6%	Common Stock	94.6%
Consumer, Non-cyclical	24.7%	United States	88.5%
Financial	12.1%	Britain	2.1%
Consumer, Cyclical	5.1%	Australia	1.2%
Technology	16.3%	Switzerland	0.9%
Energy	8.9%	Brazil	0.8%
Basic Materials	3.4%	Ireland	0.5%
Communications	8.1%	Germany	0.4%
Industrial	9.1%	Canada	0.2%
Utilities	6.9%	Short-term Investments	6.1%
Short-term Investments	6.1%	Call Options Written	(0.9)%
Call Options Written	(0.9)%	Other Assets Less Liabilities	0.2%
Other Assets Less Liabilities	0.2%	Net Assets	100.0%
Net Assets	100.0%

See accompanying notes to financial statements.

10

The Covered Bridge Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2015

Assets:
Investments in Securities at Value (Identified cost $31,024,221)	$28,598,368
Deposit with broker	56,700
Dividend and Interest Receivable	42,651
Receivable for Securities Sold	730
Total Assets	28,698,449

Liabilities:
Options Written (premiums recieved $193,855)	271,878
Accrued Advisory Fees	20,835
Distribution (12b-1) Fees payable	865
Accrued Expenses and Other Liabilities	16,128
Total Liabilities	309,706

Net Assets	$28,388,743

Class A Shares
Net Assets (Unlimited shares of no par value beneficial interest authorized; 392,246 shares of beneficial interest outstanding)	$3,953,581
Net Asset Value and Redemption Price Per Share (a)
($3,953,581/392,246 shares of beneficial interest outstanding)	$10.08
Offering Price Per Share
($10.08/0.9475)	$10.64

Class I Shares:
Net Assets (Unlimited shares of no par value interest authorized; 2,420,657 shares of beneficial interest outstanding)	$24,435,162
Net Asset Value, Offering and Redemption Price Per Share (a)
($24,435,162/2,420,657 shares of beneficial interest outstanding)	$10.09

Composition of Net Assets:
At March 31, 2015, Net Assets consisted of:
Paid-in-Capital	$29,754,423
Accumulated Net Investment Loss	(110)
Accumulated net realized gain from securities transactions, options purchased, and options written	1,138,306
Net unrealized depreciation of:
Securities	(2,425,853)
Written Options	(78,023)
Net Assets	$28,388,743

(a)	The Fund charges a fee of 1% on redemptions of shares held for less then 90 days.

See accompanying notes to financial statements.

11

The Covered Bridge Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2015

Investment Income:
Dividend Income	$385,153
Interest Income	331
Total Investment Income	385,484

Expenses:
Investment Advisory Fees	167,014
Administration Fees	20,943
Transfer Agent Fees	19,945
Fund Accounting Fees	15,126
Registration & Filing Fees	12,465
Custody Fees	11,967
Audit Fees	7,480
Chief Compliance Officer Fees	6,781
Printing Expense	6,234
Trustees’ Fees	4,887
Distribution (12b-1) fees - Class A	4,857
Legal Fees	3,989
Insurance Expense	1,533
Miscellaneous Expenses	1,991
Total Expenses	285,212
Less: Fee Waived by Adviser	(59,798)
Net Expenses	225,414
Net Investment Income	160,070

Net Realized and Unrealized Gain on Investments:
Net Realized Gain on:
Investments and purchased options	684,736
Written options	642,971
Total net realized gain on investments	1,327,707

Net Change in Unrealized Depreciation on:
Investments	(1,476,331)
Written options	(133,714)
Total net change in unrealized depreciation	(1,610,045)

Net Realized and Unrealized Loss on Investments	(282,338)

Net Decrease in Net Assets Resulting From Operations	$(122,268)

See accompanying notes to financial statements.

12

The Covered Bridge Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the Six	For the Year
	Months Ended	Ended
	March 31, 2015	September 30, 2014*
Operations:	(Unaudited)
Net Investment income	$160,070	$172,209
Net realized gain from investments, options purchased, and options written	1,327,707	2,127,386
Net change in unrealized depreciation of investments and options written	(1,610,045)	(893,831)
Net Increase (Decrease) in Net Assets Resulting From Operations	(122,268)	1,405,764

Distributions to Shareholders From:
From net investment income:
Class A ($0.05 and $0.06, respectively)	(19,413)	(19,220)
Class I ($0.06 and $0.09, respectively)	(140,767)	(155,126)
From net realized gains:
Class A ($1.00 and $0.00, respectively)	(362,485)	—
Class I ($1.00 and $0.00, respectively)	(1,952,424)	—
Net decrease in net assets from distributions to shareholders	(2,475,089)	(174,346)

Capital Share Transactions:
Class A
Proceeds from Shares Issued (55,273 and 334,035 shares respectively)	587,705	3,535,985
Distributions Reinvested (37,651 and 1,727 shares respectively)	381,149	19,221
Redemption fee proceeds	51	7
Cost of Shares Redeemed (35,409 and 1,031 shares, respectively)	(361,164)	(11,259)
Total Class A	607,741	3,543,954

Class I
Proceeds from Shares Issued (348,689 and 1,974,206 shares, respectively)	3,586,534	21,082,920
Distributions Reinvested (203,767 and 8,388 shares, respectively)	2,066,990	93,346
Redemption fee proceeds	281	44
Cost of Shares Redeemed (104,275 and 10,118 shares, respectively)	(1,114,594)	(112,534)
Total Class I	4,539,211	21,063,776

Total Capital Share Transactions	5,146,952	24,607,730

Total Increase in Net Assets	2,549,595	25,839,148

Net Assets:
Beginning of Period	25,839,148	—
End of Period +	$28,388,743	$25,839,148

+ Includes accumulated net investment income (loss) of:	$(110)	$—

*	The Fund commenced operations October 1, 2013.

See accompanying notes to financial statements.

13

The Covered Bridge Fund - Class A

FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest throughout each period presented.

	For the Six		For the Year
	Months Ended		Ended
	March 31, 2015		September 30, 2014 (1)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.19		$10.00
Increase From Operations:
Net investment income (2)	0.05		0.08
Net gain (loss) from investments (both realized and unrealized)	(0.11)		1.17
Total from operations	(0.06)		1.25

Less Distributions:
From net investment income	(0.05)		(0.06)
From net realized gains	(1.00)		—
Total Distributions	(1.05)		(0.06)

Paid in capital from redemption fees (4)	0.00		0.00

Net Asset Value, End of Period	$10.08		$11.19

Total Return (3)	(0.54)%		12.55%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$3,954		$3,745

Ratio of gross expenses to average net assets (5)	2.35	% (7)	2.69%
Ratio of net expenses to average net assets	1.90	% (7)	1.90%
Ratio of net investment income to average net assets (6)	0.99	% (7)	0.76%
Portfolio turnover rate	126	% (8)	266%

(1)	Class A commenced operations October 1, 2013.

(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, excluding the effect of sales loads and redemptions fees, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)	Amount is less than $.01 per share.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Represents the ratio of net investment income to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to financial statements.

14

The Covered Bridge Fund - Class I

FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest throughout each period presented.

	For the Six		For the Year
	Months Ended		Ended
	March 31, 2015		September 30, 2014 (1)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.20		$10.00
Increase From Operations:
Net investment income (2)	0.07		0.11
Net gain (loss) from investments (both realized and unrealized)	(0.12)		1.18
Total from operations	(0.05)		1.29

Less Distributions:
From net investment income	(0.06)		—
From net realized gains	(1.00)		(0.09)
Total Distributions	(1.06)		(0.09)

Paid in capital from redemption fees (4)	0.00		0.00

Net Asset Value, End of Period	$10.09		$11.20

Total Return (3)	(0.43)%		12.88%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$24,435		$22,094

Ratio of gross expenses to average net assets (5)	2.10	% (7)	2.44%
Ratio of net expenses to average net assets	1.65	% (7)	1.65%
Ratio of net investment income to average net assets (6)	1.24	% (7)	1.04%
Portfolio turnover rate	126	% (8)	266%

(1)	Class I commenced operations October 1, 2013.

(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, excluding the effect of sales loads and redemptions fees, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)	Amount is less than $.01 per share.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Represents the ratio of net investment income to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to financial statements.

15

The Covered Bridge Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2015

1.	ORGANIZATION

The Covered Bridge Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the Fund is to seek current income and realized gains from writing options with capital appreciation as a secondary objective. The Fund commenced operations on October 1, 2013.

The Fund currently offers Class A and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.25%. Class I shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, a security shall be valued at the mean between the current bid and ask prices on the day of valuation. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be

16

The Covered Bridge Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2015 (Continued)

illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used as of March 31, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$26,861,037	$—	$—	$26,861,037
Short-Term Investment	1,737,331	—	—	1,737,331
Total	$28,598,368	$—	$—	$28,598,368
Liabilities
Call Options Written	$271,878	$—	$—	$271,878
Total	$271,878	$—	$—	$271,878

The Fund did not hold any Level 3 securities during the period ended March 31, 2015.

17

The Covered Bridge Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2015 (Continued)

There were no transfers into or out of Level 1, Level 2, and Level 3 during the period ended March 31, 2015.

It is the Fund’s policy to record transfers into or out of any Level at the end of the reporting period.

*	Please refer to the Portfolio of Investments for Industry Classification.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The notional value of the derivative instruments outstanding as of March 31, 2015 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The number of call option contracts written and the premiums received by the Fund during the six months ended March 31, 2015, were as follows:

	Contracts	Premium
Outstanding at Beginning of Period	2,701	$179,648
Options Written	15,138	1,347,781
Options Closed	(3,384)	(272,095)
Options Exercised	(6,288)	(603,481)
Options Expired	(5,827)	(457,998)
Outstanding at End of Period	2,340	$193,855

Offsetting of Financial Assets and Derivative Assets - The following table presents the Fund’s liability derivatives available for offset under a master netting arrangement net of collateral pledged as of March 31, 2015.

Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented in
	Gross Amounts of	Statement of Assets &	the Statement of	Financial	Cash Collateral
Description	Recognized Liabilities	Liabilities	Assets & Liabilities	Instruments	Pledged (1)	Net Amount
Call Options Written	$271,878	$—	$271,878	$215,178	$56,700	$—
Total	$271,878	$—	$271,878	$215,178	$56,700	$—

(1)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.
18

The Covered Bridge Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2015 (Continued)

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations – The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of March 31, 2015:

Derivative Investment Type	Location on the Statement of Assets and Liabilities
Equity	Options Written, at fair value

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of March 31, 2015:

Liabilities Derivatives Investment Value
Derivative Investment Type	Equity
Options Written	$271,878

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the six months ended March 31, 2015:

Derivative Investment Type	Location of Gain/Loss on Derivative
Equity	Net realized gain (loss) from options purchased
Net realized gain (loss) from options written
Net change in unrealized appreciation (depreciation) on option contracts purchased
Net change in unrealized appreciation (depreciation) on option contracts written

The following is a summary of the Fund’s realized gain (loss) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the six months ended March 31, 2015:

Realized gain/(loss) on derivatives recognized in the Statement of Operations
		Total for the
		Six Months Ended
Derivative Investment Type	Equity Risk	March 31, 2015
Options purchased	$(43,400)	$(43,400)
Options written	642,971	642,971
	$599,571	$599,571

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statement of Operations
		Total for the
		Six Months Ended
Derivative Investment Type	Equity Risk	March 31, 2015
Options written	$(133,714)	$(133,714)
	$(133,714)	$(133,714)

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

19

The Covered Bridge Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2015 (Continued)

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions related to the open tax year (2014) or expected to be taken in the Fund’s 2015 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Dividends and Distributions to Shareholders – Dividends from net investment income if any, are declared and paid quarterly, and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g. deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Stonebridge Capital Advisors, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an investment advisory agreement with the Trust on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for this service and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the average daily net assets. For the six months ended March 31, 2015, the Adviser earned management fees of $167,014.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) at least until January 31, 2016, so that the total annual operating expenses of the Fund do not exceed 1.90% and 1.65% of the average daily net assets for its Class A and Class I shares, respectively. Contractual waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three fiscal years of when the amounts were waived. During the six months ended March 31, 2015, the Adviser waived fees of $59,798. As of September 30, 2014, the cumulative expenses subject to recapture amounted to $153,469, all of which will expire on September 30, 2017.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Trust, with respect to the Fund, has adopted the Trusts’ Master Distribution and Shareholder Servicing Plan for the Fund’s Class A shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. The Plan provides a monthly service and/or distribution fee that will be calculated by the Fund at an annual rate of 0.25% of the average daily net assets of Class A shares. During the six months ended March 31, 2015, pursuant to the Plan, the Fund paid $4,857. No such fees are payable with respect to Class I shares.

20

The Covered Bridge Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2015 (Continued)

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A shares. For the six months ended March 31, 2015, the Distributor received $4,917 in underwriting commissions for sales of Class A shares, of which $761 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended March 31, 2015, amounted to $34,619,272 and $32,561,403, respectively.

5.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 90 days. For the six months ended March 31, 2015, the Fund received $51 and $281 in redemption fees for Class A and Class I, respectively.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal year ended September 30, 2014 was as follows:

Fiscal Year Ended
September 30, 2014
Ordinary Income	$174,346

As of September 30, 2014, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Other	Unrealized	Total
Ordinary	Long-Term	Book/Tax	Appreciation/	Accumulated
Income	Gains	Differences	(Depreciation)	Earnings/(Deficits)
$2,139,286	$1,528	$(13,852)	$(895,285)	$1,231,677

The difference between book basis and tax basis accumulated net realized gain and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales and straddles.

21

The Covered Bridge Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2015 (Continued)

Permanent book and tax differences, primarily attributable to the reclass of ordinary income distributions, and adjustments for non-deductible expenses, real estate investment trusts and return of capital distributions from corporations, resulted in reclassifications for the year ended September 30, 2014 as follows:

Paid	Accumulated	Accumulated
In	Net Investment	Net Realized
Capital	Loss	Gains
$(259)	$2,137	$(1,878)

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2015, Charles Schwab & Co, Inc. and Constellation Trust, accounts holding shares for the benefit of others in nominee name, held approximately 71% and 28%, respectively of the voting securities of the Fund’s Class A shares. As of March 31, 2015, Charles Schwab & Co, Inc., in accounts holding shares for the benefit of others in nominee name, held approximately 58% of the voting securities of the Fund’s Class I shares. The Fund has no knowledge as to whether any beneficial owner included in these nominee accounts holds more than 25% of the voting shares of either class.

8.	SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

22

The Covered Bridge Fund
DISCLOSURE OF FUND EXPENSES (Unaudited)
March 31, 2015

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges and redemption fees; and (2) ongoing costs, including management fees; distribution and/or shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period beginning October 1, 2014 through March 31, 2015.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid
	Account Value	Value	During Period
	(10/1/14)	(3/31/15)	(10/1/14 to 3/31/15)*
Actual
Class A	$1,000.00	$ 994.60	$9.45
Class I	$1,000.00	$ 995.70	$8.21
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,015.46	$9.55
Class I	$1,000.00	$1,016.70	$8.30

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratios of 1.90% and 1.65% for Class A and Class I, respectively, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).
23

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■      Social Security number and income

■      assets, account transfers and transaction history

■      investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■     open an account or give us contact information

■     provide account information or give us your income information

■     make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates’ everyday business purposes—information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-525-2151 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-525-2151.

INVESTMENT ADVISER
Stonebridge Capital Advisors, LLC
2550 University Avenue West, Suite 180 South
Saint Paul, Minnesota 55114

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 5/26/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 5/26/15

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Treasurer

Date 5/26/15